UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03196

                             Cash Reserve Fund, Inc.
                             -----------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31/04
                          --------

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Reserve Fund, Inc. - Prime Series
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                        Principal
                                                                                        Amount ($)                Value ($)
                                                                                -------------------------------------------
Certificates of Deposit and Bank Notes 11.6%
BNP Paribas, 2.02%, 3/21/2005                                                          20,000,000               19,998,677
Credit Suisse First Boston, 2.34%, 2/3/2005                                            25,000,000               25,000,000
Natexis Banque Populaires:
2.32%, 2/2/2005                                                                        25,000,000               25,000,000
2.34%, 2/2/2005                                                                        25,000,000               25,000,000
Northern Rock PLC, 2.26%, 2/17/2005                                                    50,000,000               50,000,000
Societe Generale:
1.29%, 1/6/2005                                                                        20,000,000               19,998,087
1.85%, 2/17/2005                                                                       25,000,000               24,999,027
2.06%, 2/18/2005                                                                       38,000,000               37,994,349
Toronto Dominion Bank:
2.27%, 3/9/2005                                                                        20,000,000               20,000,000
2.505%, 5/27/2005                                                                      23,000,000               23,000,460
UniCredito Italiano Bank (Ireland) PLC, 2.3%, 2/2/2005                                 32,000,000               32,000,000

Total Certificates of Deposit and Bank Notes                                                                  ------------
(Cost $302,990,600)                                                                                            302,990,600

Commercial Paper** 39.9%
Barclays US Funding LLC, 2.26%, 2/14/2005                                              25,000,000               24,931,250
British Transco Capital, Inc.:
2.23%, 2/7/2005                                                                        20,000,000               19,954,367
2.26%, 1/11/2005                                                                       25,000,000               24,984,305
2.34%, 1/21/2005                                                                       25,000,000               24,967,500
Cancara Asset Securitization LLC, 2.04%, 1/20/2005                                     31,970,000               31,935,579
CC (USA), Inc., 2.03%, 1/21/2005                                                       20,000,000               19,977,444
CIT Group, Inc.:
1.88%, 2/7/2005                                                                        25,000,000               24,951,694
1.9%, 1/18/2005                                                                        28,000,000               27,974,878
2.05%, 1/24/2005                                                                       20,000,000               19,973,806
2.32%, 1/31/2005                                                                       10,000,000                9,980,667
2.37%, 4/4/2005                                                                         9,000,000                8,945,130
CRC Funding LLC, 2.27%, 2/7/2005                                                       30,000,000               29,930,317
Dexia Delaware LLC, 2.29%, 2/3/2005                                                    50,000,000               49,895,271
Dorada Finance, Inc., 2.43%, 2/25/2005                                                 11,054,000               11,013,131
General Electric Capital Corp.:
1.88%, 2/1/2005                                                                        75,000,000               74,878,583
2.01%, 1/18/2005                                                                       15,000,000               14,985,763
Giro Funding US Corp.:
2.02%, 1/14/2005                                                                       36,000,000               35,973,740
2.35%, 2/2/2005                                                                        18,000,000               17,962,400
Grampian Funding Ltd.:
2.05%, 3/22/2005                                                                       40,000,000               39,818,667
2.24%, 2/14/2005                                                                       10,000,000                9,972,744
2.32%, 2/8/2005                                                                        25,000,000               24,939,042
Irish Life and Permanent PLC, 1.76%, 2/8/2005                                          20,000,000               19,962,844
Jupiter Securitization Corp.:
2.33%, 2/3/2005                                                                        21,433,000               21,387,419
2.34%, 1/24/2005                                                                       50,000,000               49,925,250
K2 (USA) LLC:
1.87%, 2/18/2005                                                                       22,500,000               22,443,900
2.0%, 1/10/2005                                                                        15,500,000               15,492,250
2.05%, 3/23/2005                                                                        9,000,000                8,958,690
2.06%, 1/24/2005                                                                       18,000,000               17,976,310
Lake Constance Funding LLC, 2.25%, 2/14/2005                                           50,000,000               49,863,111
Liberty Street Funding, 2.33%, 1/13/2005                                               10,000,000                9,992,233
Links Finance LLC, 2.0%, 1/10/2005                                                     25,000,000               24,987,500
Park Avenue Receivables Co., LLC, 2.33%, 2/3/2005                                      10,000,000                9,978,733
Perry Global Funding LLC, Series A, 2.06%, 1/24/2005                                   20,000,000               19,973,678
Province of Quebec:
1.47%, 1/11/2005                                                                       23,000,000               22,990,609
2.35%, 2/3/2005                                                                        15,875,000               15,840,948
RWE AG, 2.02%, 1/11/2005                                                               15,000,000               14,991,604
SBC Communications, Inc., 2.41%, 2/8/2005                                              15,400,000               15,361,962
Scaldis Capital LLC:
1.93%, 2/28/2005                                                                       20,000,000               19,938,133
2.0%, 1/18/2005                                                                        20,000,000               19,981,111
2.26%, 2/16/2005                                                                       20,000,000               19,942,500
2.34%, 1/18/2005                                                                       30,000,000               29,966,850
Sheffield Receivables Corp., 2.33%, 1/13/2005                                          20,000,000               19,984,467
Toyota Motor Credit Corp., 2.36%, 2/4/2005                                             25,000,000               24,944,514
Tulip Funding Corp., 2.28%, 1/28/2005                                                  25,000,000               24,957,250
                                                                                                             -------------
Total Commercial Paper (Cost $1,047,788,144)                                                                 1,047,788,144

Floating Rate Notes* 23.1%
American Express Centurion Bank, 2.28%, 9/1/2005                                       10,000,000               10,002,528
American Honda Finance Corp.:
144A, 2.16%, 5/6/2005                                                                  25,000,000               25,000,000
144A, 2.46%, 9/19/2005                                                                 20,000,000               19,998,578
Beta Finance, Inc.:
144A, 2.338%, 4/15/2005                                                                30,000,000               29,997,863
2.438%, 11/23/2005                                                                     45,000,000               45,020,181
International Business Machines Corp., 2.34%, 12/8/2005                                20,000,000               20,000,000
Lehman Brothers Holdings, Inc., 2.31%, 3/10/2005                                       50,000,000               50,000,000
Merrill Lynch & Co., Inc., 2.331%, 2/4/2005                                            15,000,000               15,000,000
Morgan Stanley:
2.413%, 1/6/2005                                                                       40,000,000               40,000,000
2.413%, 2/18/2005                                                                      27,000,000               27,000,000
2.413%, 4/19/2005                                                                      60,000,000               60,000,000
Natexis Banque Populaires, 2.3%, 6/9/2005                                              30,000,000               29,996,707
National City Bank of Cleveland:
2.295%, 5/24/2005                                                                      20,000,000               20,000,000
2.365%, 6/10/2005                                                                      20,000,000               20,003,091
Norddeutsche Landesbank Girozentrale, 2.489%, 3/29/2005                                20,000,000               19,998,971
Pfizer, Inc., 144A, 2.323%, 10/7/2005                                                  40,000,000               40,000,000
Societe Generale, 2.29%, 2/25/2005                                                     25,000,000               24,999,955
SunTrust Bank NA, 2.29%, 4/1/2005                                                      40,000,000               40,000,982
Toyota Motor Credit Corp., 2.47%, 3/31/2005                                            50,000,000               50,000,000
Westpac Banking Corp., 2.38%, 9/9/2005                                                 20,000,000               19,995,874
                                                                                                             -------------
Total Floating Rate Notes (Cost $607,014,730)                                                                  607,014,730


Short Term Notes* 1.9%
Bear Stearns & Co., Inc., 2.39%, 12/31/2005
(Cost $50,000,000)                                                                     50,000,000               50,000,000
                                                                                                             -------------
Asset Backed 1.0%
Permanent Financing PLC, "1A", Series 4, 2.348%*, 3/10/2005
(Cost $25,000,000)                                                                     25,000,000               25,000,000
                                                                                                             -------------
US Government Sponsored Agencies 6.1%
Federal Home Loan Bank, 2.345%*, 9/12/2005                                             30,000,000               29,987,445
Federal Home Loan Mortgage Corp., 1.5%, 2/14/2005                                      15,000,000               15,000,000
Federal National Mortgage Association:
1.8%, 5/27/2005                                                                        15,000,000               15,000,000
1.81%, 5/27/2005                                                                       20,000,000               20,000,000
1.96%*, 1/18/2005                                                                      40,000,000               39,999,111
2.35%*, 2/18/2005                                                                      40,000,000               39,999,209
                                                                                                             -------------
Total US Government Sponsored Agencies (Cost $159,985,765)                                                     159,985,765

Funding Agreements* 4.4%
GE Capital Assurance Co.:
1.2%, 3/1/2005                                                                         20,000,000               20,000,000
1.89%, 9/1/2005                                                                        45,000,000               45,000,000
Travelers Insurance Co., 2.2%, 1/27/2005                                               50,000,000               50,000,000
                                                                                                             -------------
Total Funding Agreements (Cost $115,000,000)                                                                   115,000,000


Promissory Notes 3.2%
Goldman Sachs Group, Inc., 2.463%*, 5/26/2005
(Cost $85,000,000)                                                                     85,000,000               85,000,000
                                                                                                             -------------

Repurchase Agreements 8.8%
JPMorgan Chase, Inc., 2.28%, dated 12/31/2004, to be
repurchased at $81,703,213 on 1/3/2005 (a)                                             81,687,658               81,687,658
UBS Securities LLC, 2.3%, dated 12/31/2004, to be
repurchased at $150,028,750 on 1/3/2005 (b)                                           150,000,000              150,000,000
                                                                                                             -------------
Total Repurchase Agreements (Cost $231,687,658)                                                                231,687,658


                                                                                             % of
                                                                                       Net Assets                 Value ($)

Total Investment Portfolio  (Cost $2,624,466,897)                                           100.0            2,624,466,897
Other Assets and Liabilities, Net                                                             0.0                  957,660
                                                                                                             -------------
Net Assets                                                                                  100.0            2,625,424,557
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
Principal                                                                  21,173,631                 Maturity        Collateral
Amount ($)                Security                                               Rate (%)                 Date          Value ($)
---------------------------------------------------------------------------------------------------------------------------------
           12,126,004     Federal National Mortgage Association                    4.50               5/1/2019        12,122,669
                                                                                                     5/1/2018-
           21,173,631     Federal National Mortgage Association                    5.00               5/1/2034        21,275,442
                                                                                                    10/1/2017-
           15,656,061     Federal National Mortgage Association                    5.50               5/1/2034        16,006,351
                                                                                                    11/1/2034-
           25,715,869     Federal National Mortgage Association                    6.00              12/1/2034        26,697,016
            1,643,948     Federal National Mortgage Association                    6.50              12/1/2013         1,753,362
            4,680,012     Federal National Mortgage Association                    7.00               2/1/2016         4,988,934
            1,185,445     Federal National Mortgage Association                    8.50               4/1/2032         1,294,586
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                                84,138,360

(b) Collateralized by:
Principal                                                                                             Maturity        Collateral
Amount ($)                Security                                               Rate (%)                 Date          Value ($)
---------------------------------------------------------------------------------------------------------------------------------
            2,256,560     Federal National Mortgage Association                   4.105               8/1/2031         2,309,481
            6,930,886     Federal National Mortgage Association                   4.103               3/1/2034         6,968,219
            7,412,454     Federal National Mortgage Association                   3.918               4/1/2033         7,463,681
            9,983,408     Federal Housing Association Administration              4.915               9/1/2032        10,239,275
           14,538,133     Federal Housing Association Administration              3.989               5/1/2033        14,934,871
           17,559,395     Federal National Mortgage Association                   5.143               3/1/2034        17,796,330
           20,287,235     Federal National Mortgage Association                   4.533               2/1/2034        20,490,513
           21,452,159     Federal Housing Association Administration              5.691               4/1/2032        22,210,339
           21,666,566     Federal National Mortgage Association                   4.285               1/1/2034        21,789,241
           28,618,804     Federal National Mortgage Association                    5.39              10/1/2034        28,798,803
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                               153,000,753

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Reserves Fund Prime Series


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Reserves Fund Prime Series

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005